Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent events

On November 3, 2020, the Company terminated the Mezzanine Facility effective as of November 6, 2020. The Mezzanine Facility remained undrawn as of September 30, 2020 at the expiration of the draw period and was terminated as a result of such expiration.

12. Subsequent events

Debt

On February 28, 2020, we amended and restated our loan and security agreement with SVB (the “A&R Credit Facility”). The A&R Credit Facility reduces the amount available under the Revolving Line by $5.0 million to $20.0 million. The reduction is effective concurrent with the funding of the 2020 Convertible Loan. On September 30, 2020, the amount available under the Revolving Line will be reduced to $10.0 million.

The A&R Credit Facility includes two financial covenants that require us to maintain a minimum liquidity ratio of 1.5:1 and minimum recurring revenue growth rate. The liquidity ratio is calculated as unrestricted and unencumbered cash plus sixty percent of net accounts receivable to balance outstanding under the Revolving Line. The minimum recurring revenue covenant requires us to maintain a revenue growth rate of 118% each quarter compared to the same quarter in the prior year.

On February 28, 2020 we entered into a contingent convertible term loan (the “2020 Convertible Loan”) with SVB, providing for a convertible term loan in an amount of $35.0 million. The 2020 Convertible Loan matures on February 28, 2025. The interest rate for the 2020 Convertible Term Loan is (a) 4.5% prior to January 1, 2022, (b) 6.5% from January 1, 2022 and prior to January 1, 2023, (c) 8.5% from January 1, 2023 and prior to January 1, 2024, and (d) 10.5% from and after January 1, 2024. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly. Principal payments are not due until maturity. The conversion feature grants the bank rights to convert the outstanding principal, plus accrued and unpaid interest into shares of common stock at a conversion price of $3.80 per share, which was adjusted to $11.40 per share as a result of the one-for-three reverse stock split effected on July 24, 2020. The conversion rights may be exercised at the lenders’ option in the event of a change of control, initial public offering, or when the note matures.

On February 28, 2020, we entered into a mezzanine loan and security agreement (the “Mezzanine Facility”) with WestRiver Innovation Lending Fund VIII, L.P. (“WestRiver”) providing for a term loan of $10.0 million. We have not drawn any amounts under the Mezzanine Facility. The Mezzanine Facility maturity date is March 1, 2023. Our obligations under the Mezzanine Facility are secured by substantially all of our assets. The Mezzanine Facility contains restrictive covenants, including limits on additional indebtedness, liens, asset dispositions, dividends, investments, and distributions. Borrowings under the Mezzanine Facility bear interest at the greater of (i) 10.0% or (ii) the prime rate then in effect plus 5.25%. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly. In connection with the Mezzanine Facility, we issued to WestRiver a warrant to purchase up to 100 thousand shares of common stock. The warrant can be exercised for half of the shares upon closing, and the remaining half upon funding. The warrant exercise price is $9.21 per share.

Amended and restated certificate of incorporation

On February 28, 2020, we amended and restated our certificate of incorporation to create two classes of common stock. Series 1 is voting common stock, and Series 2 is non-voting common stock. In the event that the SVB convertible debt facilities convert into our capital stock, and as a result of that conversion SVB would own 5% or more of our outstanding capital stock, SVB would be issued shares of Series 2 non-voting common stock instead of Series 1 voting common stock due to bank holding company regulations. The rights of the holders of Series 1 common stock and Series 2 common stock are identical, except for voting and conversion rights. Each share of Series 1 common stock is entitled to one vote and is not convertible into another class or series of our securities. Series 2 common stock is not entitled to vote, except as required by law, and automatically converts without the payment of additional consideration into Series 1 common stock upon election or transfer by holders of Series 2 common stock in certain circumstances.